Other Non-current Assets	6 Months Ended
Jun. 30, 2019
Other Non-current Assets
Other Non-current Assets

7     Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2019	December 31, 2018
Available for sale securities:
ZIM notes, net	$19,733	$21,044
HMM notes, net	8,678	7,847
Equity participation ZIM	—	—
Advances for vessels additions	$14,851	$5,420
Other assets	30,669	25,058
Total	$73,931	$59,369

Equity participation in ZIM and interest bearing unsecured ZIM notes maturing in 2023, which consist of $8.8 million Series 1 Notes and $41.1 million of Series 2 Notes, were obtained after the charter restructuring agreements with ZIM in July 2014. Interest bearing senior unsecured HMM notes consist of $32.8 million Loan Notes 1 maturing in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022, which were obtained after the charter restructuring agreements with HMM in July 2016. As of December 31, 2016, the Company has recorded an impairment loss on its equity participation in ZIM amounting to $28.7 million, thus reducing its book value to nil and $0.7 million impairment loss on ZIM notes.

See Note 7 “Other Non-current Assets” to the consolidated financial statements in the Annual Report on Form 20-F for the year ended December 31, 2018 for further details.

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2019 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
ZIM notes	$45,899	$19,733	$(26,166)
HMM notes	21,516	8,678	(12,838)
Total	$67,415	$28,411	$(39,004)

Unrealized loss
on available for
sale securities
Beginning balance as of January 1, 2019	$(36,378)
Unrealized loss on available for sale securities 2019	(2,626)
Ending balance as of June 30, 2019	$(39,004)

The Company has agreed to install scrubbers on nine of its vessels, with estimated total costs amounting to approximately $27.9 million out of which advances of $13.2 million were paid before June 30, 2019 and the remaining amount of $14.7 million is expected to be paid in 2019.

Other assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $29.9 million and $23.1 million as of June 30, 2019 and December 31, 2018, respectively.